Ivy Pacific Opportunities Fund
Ivy Pacific Opportunities Fund
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 207 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 125 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ivy Pacific Opportunities Fund (USD $)	Class A		Class B		Class C		Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none		none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none
Maximum Account Fee	none	[2]	none	[2]	none	[2]	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A, Class B and Class C shares, if your account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Ivy Pacific Opportunities Fund		Class A	Class B	Class C	Class I	Class R	Class Y
Management Fees		0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.50%	0.25%
Other Expenses		0.53%	0.98%	0.57%	0.26%	0.34%	0.26%
Total Annual Fund Operating Expenses		1.74%	2.94%	2.53%	1.22%	1.80%	1.47%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.74%	2.94%	2.53%	1.22%	1.80%	1.47%
[1]	Through July 31, 2014, to the extent that the total annual ordinary fund operating expenses of the Class Y shares exceeds the total annual ordinary fund operating expenses of the Class A shares, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class A shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ivy Pacific Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	742	1,091	1,464	2,509
Class B Shares	697	1,210	1,648	2,978
Class C Shares	256	788	1,345	2,866
Class I Shares	124	387	670	1,477
Class R Shares	183	566	975	2,116
Class Y Shares	150	465	803	1,757

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Ivy Pacific Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	742	1,091	1,464	2,509
Class B Shares	297	910	1,548	2,978
Class C Shares	256	788	1,345	2,866
Class I Shares	124	387	670	1,477
Class R Shares	183	566	975	2,116
Class Y Shares	150	465	803	1,757

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.
Principal Investment Strategies
Ivy Pacific Opportunities Fund invests, under normal circumstances, at least 80% of its net assets in equity securities, primarily common stock, of large to mid cap companies whose securities are traded mainly on markets located within the Pacific region, organized under the laws of a Pacific region country or issued by any company with more than half of its business in the Pacific region. Examples of Pacific region countries include China, Hong Kong, Malaysia, South Korea, Taiwan, Singapore, Thailand, Indonesia, Australia, India, Philippines and Vietnam. The Fund may invest in companies of any size and in companies of any industry in any such country. The Fund may invest up to 100% of its total assets in foreign securities.

Ivy Investment Management Company (IICO), the Fund’s investment manager, utilizes a top-down approach of worldwide analysis in order to identify what it believes are the best countries and sectors for growth, and balances the top-down analysis with a bottom-up stock selection process to identify stocks that it believes may outperform the market over a one to three year period and are best positioned to maximize their competitive advantage. IICO uses an investment approach that focuses on analyzing a company’s financial statements and taking advantage of overvalued or undervalued markets.

In determining whether to sell a security, IICO generally considers whether the security has failed to meet its growth expectations, whether its valuation has exceeded its target, or whether it has lost confidence in management. IICO may also sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.
  Mid Size Company Risk. Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid capitalization companies may be more volatile and less liquid than the stocks of larger companies, and may be more affected than other types of stocks by the underperformance of a sector or during market downturns.
  Regional Focus Risk. Focusing on a single geographic region involves increased currency, political, regulatory and other risks. To the extent the Fund concentrates its investments in a particular region, market swings in that region will have a greater effect on Fund performance than they would in a more geographically diversified equity fund.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 39.62% (the second quarter of 2009) and the lowest quarterly return was -26.75% (the third quarter of 2011). The Class A return for the year through June 30, 2013 was -8.88%.
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns Ivy Pacific Opportunities Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	10.06%	(4.49%)	12.83%
Class A Return After Taxes on Distributions	9.94%	(5.35%)	11.90%
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.72%	(4.05%)	11.26%
Class B	11.50%	(4.58%)	12.19%
Class C	15.88%	(4.07%)	12.58%
Class I	17.39%	(2.82%)		3.68%	Apr. 02, 2007
Class R				1.63%	Dec. 19, 2012
Class Y	17.13%	(3.08%)		12.99%	Jul. 24, 2003
MSCI AC Asia Ex Japan Index (reflects no deduction for fees, expenses or other taxes)	22.36%	(0.16%)	14.61%
Lipper Pacific Ex Japan Funds Universe Average (net of fees and expenses)	22.06%	(0.19%)	14.18%